Report of Directors Corporate Governance (Tables)	12 Months Ended
Dec. 31, 2025
Report of Directors Corporate Governance [Abstract]
Disclosure of remuneration of executive Directors	The following table shows the single total figure of remuneration of each executive Director for 2025, together with comparative figures. Georges
Elhedery was appointed Group CFO effective from 1 January 2023 and succeeded Sir Noel Quinn as Group CEO on 2 September 2024. Pam Kaur
was appointed Group CFO and executive Director of the Board on 1 January 2025.

Single total figure of remuneration

(£000)		Base salary	Fixed pay allowance ('FPA')	Taxable benefits	Non- taxable benefits	Cash in lieu of pension	Total fixed	Annual incentive	Notional returns[1]	Long-term incentive[2,3]	Total variable[4]	Total fixed and variable
Georges Elhedery	2025	1,479	—	61	108	148	1,796	3,605	5	1,217	4,827	6,623
	2024	989	1,288	39	58	99	2,473	1,677	8	1,418	3,103	5,576
Pam Kaur	2025	863	—	71	66	86	1,086	2,100	11	708	2,819	3,905
1Deferred cash awards granted in prior years include a right to receive notional returns for the period between the grant and vesting date. This is determined by reference to a rate of return specified at the time of grant and paid annually, with the amount disclosed on a paid basis.
2LTI awards were made in February 2023 at a share price of £6.357 for which the performance period ended on 31 December 2025. The value of the awards has been computed based on a share price of £10.708, the average share price during the three-month period to 31 December 2025. The LTI granted to Georges Elhedery was in respect of 2022 performance in his role as Co-CEO, Global Banking and Markets ('GBM'), and for Pam Kaur in her role as Group Chief Risk and Compliance Officer.
See the following section for details of the performance assessment, which resulted in 45.19% vesting, and the award value attributable to share price appreciation.
3The value of the 2022-2024 LTI for Georges Elhedery has been restated based on a share price of £8.442 to reflect the value of the award on 11 March 2025, when the first tranche of the award vested. In 2024, the value was based on the average share price during the three-month period to 31 December 2024 of
£7.184.
4No malus or clawback was applied to executive Directors' 2025 variable pay awards or outstanding deferred awards from prior years.

Disclosure of significant benefits	The values of the significant benefits in the single total figure table are set out in the following table.

		Significant benefits				Total taxable and non- taxable benefits
(£000)		Group income protection (non-taxable)	Medical insurance (taxable)	Car and driver (taxable)	Other benefits
Georges Elhedery	2025	102	25	18	24	169
	2024	49	20	6	22	97
Pam Kaur	2025	62	10	38	27	137

Executive director annual incentive award value

Executive Director 2025 annual incentive award value

(£000)		Base salary £000	Maximum opportunity (% of salary)	Scorecard outcome	Risk & compliance modifier	Annual incentive £000
Georges Elhedery	2025	1,500	300%	80.13%	Nil	3,605
Pam Kaur	2025	875	300%	80.03%	Nil	2,100

Executive Director 2025 LTI values

(£000)		Award	Ordinary shares granted	Prorated for time in employment	Performance outcome	Risk & compliance modifier	Shares to vest	Value of shares to vest £000	Of which: face value £000	Of which: share appreciation £000
Georges Elhedery	2025	2023-25 LTI	251,474	251,474	45.19%	—	113,641	1,217	722	495
Pam Kaur	2025	2023-25 LTI	146,393	146,393	45.19%	—	66,154	708	420	288
Former director
Sir Noel Quinn	2025	2023-25 LTI	861,422	669,995	45.19%	—	302,770	3,242	1,925	1,317

Disclosure of performance achieved by executive Directors

Annual incentive scorecard assessment
		Weighting (%)	Minimum (25% payout)	Maximum (100% payout)	Performance	Assessment (%)	Outcome (%)

Financial (60%)[1]	Group RoTE[2]	25	13.0%	16.0%	17.2%	100.00	25.00

	Target basis operating expenses[2]	15	3.5%	1.5%	3.0%	43.75	6.56

	Profit before tax ($bn)[2]	10	$28.3	$34.6	$36.6	100.00	10.00

	Fee income growth relative to balance sheet growth[3]	10	2.0%	6.0%	8.1%	100.00	10.00

Strategic (30%)	Customer satisfaction	15	See strategic measures table for commentary			76.00	11.40
	Deliver benefits of announced organisational changes	8				87.50	7.00
	People and culture	7				50.00	3.50
Personal (10%)		10	See personal measures table for commentary				Georges Elhedery	Pam Kaur
							6.67	6.57
Formulaic scorecard outcome (%)							80.13	80.03
Risk adjustment (%)							—	—
Scorecard outcome after risk adjustment (%)							80.13	80.03
Maximum opportunity (£000)							4,500	2,625
Annual incentive awarded (£000)							3,605	2,100
1The CET1 capital ratio of 14.9% exceeded the tolerance level in the risk appetite statement as required by the underpin.
2Excluding notable items.
3FY24 excludes net fee income and net loans and advances to customers from our banking business in Canada and our business in Argentina prior to disposal.

Strategic measures
	Measures	Weighting	Performance achievement	Assessment	Outcome
Customer satisfaction	Maintain and improve NPS scores/rank	15.0%
–Performance is assessed against NPS data from external providers, including
InMoment sNPS survey for RBW and IWPB, Coalition Greenwich LC and Mid-
market study and Savanta MarketVue Business Banking survey for CMB, and
Coalition Greenwich Global Corporates Study for CIB.
–We maintained market leadership in both RBW and CMB in Hong Kong, reaching a record NPS in RBW.
–In the UK we ranked second for mid-market enterprises, improved our SME
Business Banking ranking to fifth, and improved RBW NPS by 5 points compared to 2024.
–We rose to first place in IWPB in mainland China and Singapore, and our score increased in the UAE. NPS declined slightly in India.
–Amongst Corporates, CIB continues to rank first in Hong Kong, and scores rose in the UK, mainland China, Singapore and UAE.
				76.00%	11.40%
Deliver benefits of announced organisational changes	Benefits realised and reorganisation programme health	8.0%	–We identified and achieved $1.2bn annualised savings against a 2025 baseline of $1.0bn. We are on track to have taken actions to deliver our $1.5bn annualised cost reduction by the end of June 2026, which is six months earlier than planned. –Execution is on track with the majority of programme milestones tracking green throughout 2025 with identified gaps quickly remediated.	87.50%	7.00%
People and culture	Inclusion and retention of high performers	7.0%
–Senior leadership representation for women increased by 0.1 percentage points year-on-year to 34.7%, for Asian heritage colleagues it increased by 1.6 percentage points to 40.9%, and for Black heritage colleagues it remained flat at
3.0%. These are above the minimum performance thresholds set, partly meeting the targets.
–High performer attrition increased by 0.4 percentage points to 4.1%, and was assessed as partly met given the outcome fell within the performance range.
–The Inclusion index in our employee Snapshot survey improved by 0.1 percentage points to 78.3%, above the minimum target set and was assessed as partly met.
				50.00%	3.50%

Personal measures
Personal measures were set at the start of the year and measured by the Committee against agreed targets and key performance indicators.
Georges Elhedery	Weighting	Performance achievement	Assessment	Outcome
Regulatory excellence, wealth acceleration and strategic investments, Group technology strategy	10.0%
–Wealth fees and other operating income of $9.39bn exceeded our maximum target of $8.8bn, driven by Hong Kong and IWPB segments. Net New Invested Assets at $80.0bn is below our threshold performance level of $87.6bn. Overall, performance for this measure was assessed as partly achieving our targets.
–Strong performance on Net App Demise with over 700 net reductions across the organisation, surpassing the maximum target set.
–Good progress has been made on the most material issues on regulatory excellence. However, more could have been done by the Group to improve the pace of progress on long-standing regulatory deliverables and programmes for which Georges had an oversight role.
			66.70%	6.67%

Pam Kaur	Weighting	Performance achievement	Assessment	Outcome
Regulatory excellence, Group Sustainability priorities, robust liquidity and capital management	10.0%
–Reviewed and reset the Group’s Sustainability strategy, related policies and financed emissions targets and published the revised Net Zero Transition Plan; continued enhancement on ESG disclosures in areas such as financed emissions and climate risk.
–Delivered strong capital position throughout the year, with CET1 consistently above target operating range.
–Delivered a robust liquidity position with no breaches throughout the year; enhancements were implemented to further strengthen liquidity management.
–Good progress has been made on the most material issues on regulatory excellence. However, more could have been done by the Group to improve the pace of progress on long-standing regulatory deliverables and programmes for which Pam had an oversight role.
			65.70%	6.57%

Disclosure of performance conditions for long-term incentives

Assessment of the 2023–2025 LTI awards
Measures (weighting)[1]		Minimum (25% payout)	Target (50% payout)	Maximum (100% payout)	Actual	Assessment	Outcome

RoTE with CET1 capital ratio underpin[2] (25%)		13.0%	14.3%	15.5%	13.3%	30.8%	7.69%

Capital reallocation to Asia with CET1 capital ratio underpin[3] (25%)		49.0%	50.5%	52.0%	44.8%	0.0%	0.00%

Transition to net zero[4] (25%)	Carbon reduction (own emissions)	64.0%	68.0%	72.0%	84.9%	100.0%	12.50%

	Sustainable finance and investment	$588bn	$700bn	$756bn	$496bn	0.0%	0.00%

Relative TSR[5] (25%)		At median of the peer group	Straight-line vesting between minimum and maximum	At upper quartile of the peer group	Above upper quartile	100.0%	25.00%

Total							45.19%
1Awards vest on a straight-line basis for performance between the minimum, target and maximum levels of performance set out in this table.
2Assessed based on RoTE in the 2025 financial year. The CET1 capital ratio of 14.9% exceeded the level required by the underpin.
3Assessed based on share of Group tangible equity (on a constant currency basis and excluding associates) allocated to Asia by 31 December 2025.
4Carbon reduction assessed on percentage reduction in total energy and travel emissions achieved by 31 December 2025 using 2019 as the baseline. Sustainable finance and investment assessed on cumulative financing provided over the performance period.
5The peer group was: Bank of China (Hong Kong), Barclays, BNP Paribas, China Merchants Bank, Citigroup, DBS Group Holdings, J.P. Morgan Chase & Co.,
Lloyds Banking Group, OCBC Bank, Standard Chartered and UBS Group. Credit Suisse Group was removed following its acquisition by UBS Group in June 2023

Performance conditions for the 2025–2027 LTI awards (Audited)
Measures (weighting)[1]		Minimum (25% payout)	Target (50% payout)	Maximum (100% payout)
RoTE (excluding notable items) with CET1 capital ratio underpin[2] (40%)		14.0%	16.0%	18.0%
Environment and sustainability[3] (20%)	Carbon reduction (own emissions) (5%)	71.0%	73.0%	78.0%
	Sustainable finance and investment (15%)	$648.0bn	$720.0bn	$792.0bn
Relative TSR[4] (40%)		At median of the peer group	Straight-line vesting between minimum and maximum	At upper quartile of peer group
Subject to risk and compliance modifier
The Group Remuneration Committee retains the discretion to revise down the formulaic outcome taking into account performance against risk and compliance factors during the performance period.

1Awards will vest on a straight-line basis for performance between the minimum, target and maximum levels of performance set in this table.
2To be assessed based on RoTE at the end of the performance period, subject to the CET1 capital ratio underpin.
3Carbon reduction will be measured based on percentage reduction in total energy and travel emissions achieved by 31 December 2027 using 2019 as the baseline. The sustainable finance and investment measure will assess the cumulative amount provided and facilitated over the period ending 31 December 2027.
4The peer group for the 2025–2027 award is: Bank of China (Hong Kong), Barclays, BNP Paribas, China Merchants Bank, Citigroup, DBS Group Holdings,
J.P. Morgan Chase & Co., Lloyds Banking Group, OCBC Bank, Standard Chartered and UBS Group.
Disclosure of scheme interests awarded

Scheme awards in 2025
(Audited)
	Type of interest awarded	Basis on which award made	Date of award	Face value awarded £000	Percentage receivable for minimum performance	Number of shares awarded	End of performance period
Georges Elhedery	LTI deferred shares[1]	% of base salary	7 May 2025	12,407	25	1,367,880	31 December 2027
	Immediate shares[2]	% of base salary	4 March 2025	838	N/A	92,447	31 December 2024
Pam Kaur	LTI deferred shares[1]	% of base salary	7 May 2025	7,237	25	797,930	31 December 2027
	Immediate shares[2]	% of base salary	4 March 2025	1,687	N/A	186,052	31 December 2024
1In accordance with the remuneration policy approved at the 2025 AGM, the LTI award was determined at 600% of base salary for Pam Kaur and 600% of base salary for Georges Elhedery. The number of shares was determined by taking the average closing price of the week commencing 24 February 2025 (£9.070), being the same price used for other awards granted in respect of the 2024 performance year, and discounting based on HSBC’s expected dividend yield of 6.5%
per annum for the vesting period (£6.580). The fair value of the awards was £3.185 based on IFRS 2 accounting standards. LTI awards are conditional share awards subject to a three-year forward-looking performance period and vest in five equal annual instalments, between the third and seventh anniversary of the award date, subject to performance achieved. Awards are subject to clawback for up to 10 years from award date and are not eligible for dividend equivalents.
2Immediate share awards are granted based on previous years’ performance as part of the annual incentive and are not subject to forward-looking performance conditions. On vesting, a one-year retention period applies. The face values of the awards was computed using the average closing price of the week commencing 24 February 2025, £9.070. The fair value of the awards was £9.163 based on IFRS 2 accounting standards. Awards are subject to clawback for up to 10 years from the award.
Disclosure of number of other equity instruments	The table below details scheme interests held by executive Directors during 2025, in respect of prior performance years. Vesting of deferred share awards is normally subject to the Director remaining an employee on the vesting date. The awards may vest at an earlier date in some circumstances. Under the Securities and Futures Ordinance of Hong Kong, interests in conditional share awards are categorised as the interests of the beneficial owner.

Other scheme interests in 2025
(Audited)
									HSBC Holdings ordinary shares
Type of interest held	Dates of award	Award price (£)[1]	Usually vesting		Vested Tranche	Tranche vested on	Market price at vest (£)	Closing price before vest date (£)	At 1 Jan 25	Vested in period	Lapsed in period	Cancelled in period	At 31 Dec 25
			from	to
Georges Elhedery
LTI Deferred shares	28 Feb 22	5.380	1 Mar 25	31 Mar 29	1	11 Mar 25[2]	8.4415	8.5480	223,989	33,597	55,998	—	134,394
	27 Feb 23	6.357	1 Mar 26	31 Mar 30	—	—	—	—	251,474	—	—	—	251,474
	26 Feb 24	5.972	1 Mar 27	31 Mar 31	—	—	—	—	569,177	—	—	—	569,177
Deferred shares[3]	24 Feb 20	5.622	1 Mar 23	31 Mar 27	3	10 Mar 25	8.6138	8.7640	88,597	29,532	—	—	59,065
	1 Mar 21	4.262	1 Mar 24	31 Mar 28	2	10 Mar 25	8.6138	8.7640	244,419	61,104	—	—	183,315
	28 Feb 22	5.380	1 Mar 25	31 Mar 29	1	11 Mar 25	8.4415	8.5480	273,163	54,632	—	—	218,531
Pam Kaur
LTI Deferred shares	28 Feb 22	5.380	1 Mar 25	31 Mar 29	1	11 Mar 25[2]	8.4415	8.5480	168,077	25,211	42,020	—	100,846
	27 Feb 23	6.357	1 Mar 26	31 Mar 30	—	—	—	—	146,393	—	—	—	146,393
	26 Feb 24	5.972	1 Mar 27	31 Mar 31	—	—	—	—	185,889	—	—	—	185,889
Deferred shares[3]	26 Feb 18	7.234	1 Mar 21	31 Mar 25	5	10 Mar 25	8.6138	8.7640	15,633	15,633	—	—	—
	25 Feb 19	6.235	1 Mar 22	31 Mar 26	4	10 Mar 25	8.6138	8.7640	37,310	18,655	—	—	18,655
	24 Feb 20	5.622	1 Mar 23	31 Mar 27	3	10 Mar 25	8.6138	8.7640	58,909	19,635	—	—	39,274
	1 Mar 21	4.262	1 Mar 24	31 Mar 28	2	10 Mar 25	8.6138	8.7640	169,555	42,388	—	—	127,167
	28 Feb 22	5.380	1 Mar 25	31 Mar 29	1	11 Mar 25	8.4415	8.5480	210,542	42,108	—	—	168,434
	27 Feb 23	6.357	1 Mar 26	31 Mar 30	—	—	—	—	65,843	—	—	—	65,843
	26 Feb 24	5.972	1 Mar 27	31 Mar 31	—	—	—	—	100,798	—	—	—	100,798
1The award price is the closing price on the day before the grant date for awards made in 2024 and prior years. In all cases the purchase price is nil.
2The performance conditions were assessed and confirmed at 75%. The remaining 25% of the award was forfeited. Shares equivalent in number to those that vest under the award (net of tax liabilities) must be retained for one year from the vesting date. The award vests in five equal tranches.
3Shares equivalent in number to those that vest under the award (net of tax liabilities) must be retained for one year from vesting. The awards vest in five equal tranches.

Movement on HSBC share awards
	2025	2024
	Number	Number
	(000s)	(000s)
Conditional share awards outstanding at 1 Jan	133,643	125,023
Additions during the year	55,411	84,930
Released in the year	(63,652)	(71,849)
Forfeited in the year	(5,756)	(4,461)
Conditional share awards outstanding at 31 Dec	119,646	133,643
Weighted average fair value of awards granted ($)	7.11	6.08

Disclosure of directors' interest in share options

Shares
(Audited)
	Shareholding guidelines (% of salary)	Shareholding at 31 Dec 2025[2] (% of salary)	At 31 Dec 2025
				Scheme interests
			Share interests (number of shares)	Share options[3]	Shares awarded subject to deferral[1]
					without performance conditions	with performance conditions[4]
Executive Directors
Georges Elhedery[5]	600%	792%	1,109,810	—	595,305	2,188,531
Pam Kaur[5]	600%	1,207%	986,625	—	621,017	1,130,212
1The gross number of shares is disclosed. A portion will be sold at vesting to cover any income tax and social security that falls due at the time of vesting.
2The value of the shareholding is calculated using an average of the daily closing share prices in the three months to 31 December 2025, £10.708, and does not include any unvested interests.
3At 31 December 2025, Georges Elhedery and Pam Kaur did not hold any options under the HSBC Holdings Savings-Related Share Option Plan (UK).
4LTI awards are subject to performance measures as set out in the relevant Annual Report and Accounts.
5Executive Directors are expected to meet their shareholding guidelines within five years of the date of their appointment.
Disclosure of non-executive director compensation	The following table shows the total fees and benefits of non-executive Directors for 2025, together with comparative figures for 2024.

Fees and benefits
(Audited)	Fees[1]		Benefits[2]		Total
(£000)	2025	2024	2025	2024	2025	2024
Geraldine Buckingham[3]	283	270	14	3	297	273
Rachel Duan	268	255	13	3	281	258
Dame Carolyn Fairbairn	337	292	15	5	352	297
James Forese[4]	817	801	34	4	851	805
Ann Godbehere[5]	737	389	44	—	781	389
Steven Guggenheimer	268	259	22	4	290	263
José Antonio Meade Kuribreña	268	253	51	7	319	260
Kalpana Morparia	268	248	21	1	289	249
Eileen Murray	386	331	30	—	416	331
Brendan Nelson[6]	783	329	80	38	863	367
Swee Lian Teo	298	256	28	—	326	256
Sir Mark Tucker[7]	1,125	1,500	62	145	1,187	1,645
Total (£000)	5,838	5,183	414	210	6,252	5,393
Total ($000)	7,691	6,828	545	277	8,236	7,104
1Fees are in line with the Directors' remuneration policy approved by the shareholders at the 2025 AGM.
2Benefits include taxable expenses such as accommodation, travel and subsistence relating to attendance at Board and other meetings at HSBC Holdings'
registered offices.
3Stepped down as a member of the Group Remuneration Committee on 31 January 2025.
4Includes fee of £418,000 (2024: £430,000) in relation to his role as Chair of HSBC North America Holdings, Inc.
5Appointed as a non-executive Director of HSBC Bank plc on 1 January 2025 and received a pro rata annual fee of £105,000 until 24 April 2025. Ann was appointed as Chair of HSBC Bank plc Board and the Nomination, Remuneration and Governance Committee on 25 April 2025 and received a pro rata annual fee of £300,000.
6Appointed as a non-executive Director of HSBC UK Bank plc on 9 January 2025 and received an annual fee for this appointment of £135,000 pro rata for the period 9 January 2025 to 30 September 2025. Following his appointment as Group Chairman on 1 October 2025, Brendan received a single total annual fee of
£1.5m pro rata and no other fees were paid in relation to any of his other Group or HSBC UK Bank plc roles from 1 October 2025.
7Stepped down as Group Chairman on 30 September 2025.

Shares
	Shareholding guidelines (number of shares)	Share interests (number of shares)
Geraldine Buckingham	15,000	15,000
Rachel Duan	15,000	15,000
Dame Carolyn Fairbairn	15,000	15,000
James Forese	15,000	115,000
Ann Godbehere	15,000	15,000
Steven Guggenheimer	15,000	15,000
José Antonio Meade Kuribreña	15,000	15,000
Kalpana Morparia	15,000	15,000
Eileen Murray	15,000	75,000
Brendan Nelson	15,000	15,000
Swee Lian Teo	15,000	15,200
Sir Mark Tucker (retired on 30 September 2025)	15,000	307,352

Compensation of Key Management Personnel
	2025	2024	2023
	$m	$m	$m
Short-term employee benefits	47	53	51
Post-employment benefits	1	1	1
Other long-term employee benefits	14	12	10
Share-based payments	30	29	29
Year ended 31 Dec	92	95	91